Segmented Information - Summary of Geographical Information on Company's Revenues, Property,Plant and Equipment and Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of geographical areas [line items]
Revenues	$ 10,033.4	$ 7,647.9
Property, plant and equipment, intangible assets and right-of-use assets	2,732.0	2,069.5
United States [member]
Disclosure of geographical areas [line items]
Revenues	6,029.7	4,185.2
Property, plant and equipment, intangible assets and right-of-use assets	388.7	277.1
Canada [member]
Disclosure of geographical areas [line items]
Revenues	1,556.4	1,321.2
Property, plant and equipment, intangible assets and right-of-use assets	912.0	736.4
Europe [member]
Disclosure of geographical areas [line items]
Revenues	1,238.9	1,230.1
Property, plant and equipment, intangible assets and right-of-use assets	223.2	90.4
Asia Pacific [member]
Disclosure of geographical areas [line items]
Revenues	738.1	567.2
Property, plant and equipment, intangible assets and right-of-use assets	122.6	109.9
Mexico [member]
Disclosure of geographical areas [line items]
Revenues	167.8	120.1
Property, plant and equipment, intangible assets and right-of-use assets	799.9	621.8
Austria [member]
Disclosure of geographical areas [line items]
Revenues	23.4	16.6
Property, plant and equipment, intangible assets and right-of-use assets	283.0	231.3
Other [member]
Disclosure of geographical areas [line items]
Revenues	279.1	207.5
Property, plant and equipment, intangible assets and right-of-use assets	$ 2.6	$ 2.6